Segment and Related Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment and Related Information
Segment and Related Information

20. Segment and Related Information

The Company currently has four reportable business segments that are organized primarily by the core products offered to the segments’ respective customers. These segments reflect the manner in which operations are managed and the criteria used by the Company’s chief operating decision maker function to evaluate segment performance, develop strategy and allocate resources. The chief operating decision maker function consists of the President and Chief Executive Officer of the Company and the Chief Executive Officer of PlainsCapital. During the fourth quarter of 2013, we began presenting certain amounts previously allocated to the four reportable business segments under the heading Corporate to better reflect our internal organizational structure. This change had no impact on the Company’s consolidated results of operations. The Company’s historical segment disclosures have been revised to conform to the current presentation.

The banking segment includes the operations of the Bank, which, since September 14, 2013, includes the operations acquired in the FNB Transaction. The mortgage origination segment is composed of PrimeLending. The insurance segment is composed of NLC. The financial advisory segment is composed of First Southwest.

Corporate includes certain activities not allocated to specific business segments. These activities include holding company financing and investing activities, and management and administrative services to support the overall operations of the Company including, but not limited to, certain executive management, corporate relations, legal, finance, and acquisition costs not allocated to business segments.

Balance sheet amounts for remaining subsidiaries not discussed previously and the elimination of intercompany transactions are included in “All Other and Eliminations.” The following tables present certain information about reportable segment revenues, operating results, goodwill and assets (in thousands).

		Mortgage		Financial		All Other and	Hilltop
	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Three Months Ended June 30, 2014
Net interest income (expense)	$90,828	$(2,389)	$838	$3,178	$1,695	$4,296	$98,446
Provision for loan losses	5,516	—	—	17	—	—	5,533
Noninterest income	16,392	122,820	43,123	25,838	—	(4,892)	203,281
Noninterest expense	60,240	111,224	49,420	28,359	2,565	(596)	251,212
Income (loss) before income taxes	$41,464	$9,207	$(5,459)	$640	$(870)	$—	$44,982

		Mortgage		Financial		All Other and	Hilltop
	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Six Months Ended June 30, 2014
Net interest income (expense)	$170,401	$(6,528)	$1,817	$5,808	$3,387	$8,982	$183,867
Provision for loan losses	8,744	—	—	31	—	—	8,775
Noninterest income	32,621	214,583	85,896	50,435	—	(10,154)	373,381
Noninterest expense	120,917	201,857	81,762	55,724	4,753	(1,172)	463,841
Income (loss) before income taxes	$73,361	$6,198	$5,951	$488	$(1,366)	$—	$84,632

		Mortgage		Financial		All Other and	Hilltop
	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Three Months Ended June 30, 2013
Net interest income (expense)	$68,597	$(11,847)	$873	$3,511	$(105)	$7,396	$68,425
Provision for loan losses	11,300	—	—	(11)	—	—	11,289
Noninterest income	11,928	165,257	40,777	28,863	—	(7,592)	239,233
Noninterest expense	31,919	134,487	62,144	30,373	1,673	(196)	260,400
Income (loss) before income taxes	$37,306	$18,923	$(20,494)	$2,012	$(1,778)	$—	$35,969

		Mortgage		Financial		All Other and	Hilltop
	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Six Months Ended June 30, 2013
Net interest income (expense)	$136,268	$(23,850)	$1,886	$6,754	$(236)	$14,864	$135,686
Provision for loan losses	24,266	—	—	28	—	—	24,294
Noninterest income	24,132	311,785	80,202	51,641	—	(15,249)	452,511
Noninterest expense	62,599	256,758	96,410	56,099	3,910	(385)	475,391
Income (loss) before income taxes	$73,535	$31,177	$(14,322)	$2,268	$(4,146)	$—	$88,512

June 30, 2014
Goodwill	$207,741	$13,071	$23,988	$7,008	$—	$—	$251,808

Total assets	$8,223,370	$1,574,401	$326,478	$712,693	$1,402,816	$(2,843,310)	$9,396,448

December 31, 2013
Goodwill	$207,741	$13,071	$23,988	$7,008	$—	$—	$251,808

Total assets	$7,981,517	$1,249,091	$308,160	$520,412	$1,316,398	$(2,471,456)	$8,904,122

30. Segment and Related Information

The Company currently has four reportable business segments that are organized primarily by the core products offered to the segments’ respective customers. These segments reflect the manner in which operations are managed and the criteria used by the Company’s chief operating decision maker function to evaluate segment performance, develop strategy and allocate resources. The chief operating decision maker function consists of the President and Chief Executive Officer of the Company and the Chief Executive Officer of PlainsCapital. During the fourth quarter of 2013, we began presenting certain amounts previously allocated to the four reportable business segments within Corporate to better reflect our internal organizational structure. This change had no impact on the Company’s consolidated results of operations. The Company’s historical segment disclosures have been revised to conform to the current presentation.

The banking segment includes the operations of the Bank, which, since September 14, 2013, includes the operations acquired in the FNB Transaction. The mortgage origination segment is comprised of PrimeLending. The insurance segment is composed of NLC. The financial advisory segment is composed of First Southwest.

Corporate includes certain activities not allocated to specific business segments. These activities include holding company financing and investing activities, and management and administrative services to support the overall operations of the Company including, but not limited to, certain executive management, corporate relations, legal, finance, and acquisition costs not allocated to business segments.

Balance sheet amounts for remaining subsidiaries not discussed previously and the elimination of intercompany transactions are included in “All Other and Eliminations.” The following tables present certain information about reportable segment revenues, operating results, goodwill and assets (in thousands).

		Mortgage		Financial		All Other and	Hilltop
Year Ended December 31, 2013	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$293,254	$(37,840)	$7,442	$12,064	$(1,597)	$22,878	$296,201
Provision for loan losses	37,140	—	—	18	—	—	37,158
Noninterest income	71,045	537,497	166,163	102,714	—	(27,334)	850,085
Noninterest expense	155,102	472,284	166,006	112,360	10,439	(4,456)	911,735
Income (loss) before income taxes	$172,057	$27,373	$7,599	$2,400	$(12,036)	$—	$197,393

		Mortgage		Financial		All Other and	Hilltop
Year Ended December 31, 2012	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$24,885	$(4,987)	$4,730	$1,191	$39	$2,984	$28,842
Provision for loan losses	3,670	—	—	130	—	—	3,800
Noninterest income	4,601	57,618	154,147	10,909	—	(3,043)	224,232
Noninterest expense	16,130	50,296	163,585	11,078	14,487	(59)	255,517
Income (loss) before income taxes	$9,686	$2,335	$(4,708)	$892	$(14,448)	$—	$(6,243)

		Mortgage		Financial		All Other and	Hilltop
Year Ended December 31, 2011	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$—	$—	$4,915	$—	$(2,851)	$—	$2,064
Provision for loan losses	—	—	—	—	—	—	—
Noninterest income	—	—	141,650	—	—	—	141,650
Noninterest expense	—	—	146,386	—	8,868	—	155,254
Income (loss) before income taxes	$—	$—	$179	$—	$(11,719)	$—	$(11,540)

December 31, 2013
Goodwill	$207,741	$13,071	$23,988	$7,008	$—	$—	$251,808

Total assets	$7,981,517	$1,249,091	$308,160	$520,412	$1,316,398	$(2,471,456)	$8,904,122

December 31, 2012
Goodwill	$209,703	$13,071	$23,988	$7,008	$—	$—	$253,770

Total assets	$6,195,775	$1,548,384	$305,699	$592,017	$1,241,125	$(2,596,135)	$7,286,865